AQR FUNDS

Supplement dated March 16, 2016 (“Supplement”)

to the Class I Shares and Class N Shares Summary Prospectus dated May 1, 2015

(the “Summary Prospectus”), of the AQR Global Macro Fund (the “Fund”)

This Supplement updates certain information contained in the Summary Prospectus. Please review this important information carefully. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective March 16, 2016, the section entitled “Portfolio Managers” on page 8 of the Summary Prospectus is hereby deleted and replaced in its entirety with the following:

Name	Portfolio Manager of the Fund Since	Title

John M. Liew, Ph.D., M.B.A.	April 8, 2014	Founding Principal of the Adviser

Michael Katz, Ph.D., A.M.	April 8, 2014	Principal of the Adviser

Jordan Brooks, Ph.D., M.A.	April 8, 2014	Managing Director of the Adviser

David Kupersmith, M.B.A.	April 8, 2014	Managing Director of the Adviser

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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